Victory Integrity Discovery Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Russell Microcap® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	7.25%	7.48%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	7.31%	7.50%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.32%	7.66%	7.43% [1]
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	11.43%	8.81%	8.38%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.35%	7.66%	6.84%
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	6.81%	6.38%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.